Retrospective Adjustments - Schedule of Movement of the Number of Share Purchase Warrants (Details) - DevvStream Corp [Member] - Share purchase warrants [Member]	12 Months Ended
Jul. 31, 2024 shares
Prior to Retrospective Impact [Member]
Schedule of Movement of the Number of Share Purchase Warrants [Line Items]
Beginning balance	9,872,351
Exercised	(1,183,333)
Ending balance	8,689,018
After Retrospective Impact [Member]
Schedule of Movement of the Number of Share Purchase Warrants [Line Items]
Beginning balance	150,908
Exercised	(18,097)
Ending balance	132,811